ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, gross	$ 13,424	$ 15,571
Less: Allowance for doubtful accounts	(5,486)	(4,591)	$ (3,815)	$ (1,727)
Accounts receivable, net	$ 7,938	$ 10,980